Results for the year - Segment information - Narrative (Details) kr in Millions	12 Months Ended
	Dec. 31, 2021 DKK (kr) wholesaler segment commercial_unit	Dec. 31, 2020 DKK (kr)	Dec. 31, 2019
Disclosure of geographical areas [line items]
Number of major wholesalers distributing products | wholesaler	3
Net sales expected to be recognised in next 12 months	kr 1,012	kr 431
Net sales expected to be recognised thereafter	kr 962	kr 216
Number of business segments | segment	2
Number of main commercial units | commercial_unit	2
Outside of Denmark
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	99.80%
USA and China
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	10.00%
Wholesaler 1
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	18.00%	19.00%	19.00%
Wholesaler 2
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	13.00%	13.00%	14.00%
Wholesaler 3
Disclosure of geographical areas [line items]
Total sales (as a percent) (more than for USA)	13.00%	12.00%	12.00%